Acquisitions Pro Forma Financial Information (Details) - TFCF - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 28, 2019	Sep. 29, 2018
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue	$ 78,047	$ 76,468
Business Acquisition, Pro Forma Net Income (Loss)	7,511	13,733
Business Acquisitions Pro Forma Net Income Loss Attributable to Parent	$ 7,206	$ 13,923
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ 3.68	$ 7.66
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ 3.70	$ 7.71